UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)		Dec. 31, 2025 CNY (¥)
Current assets
Cash and cash equivalents	¥ 77,233	$ 11,383		¥ 81,154
Trade receivables, net	18,266	2,692		21,714
Financial assets measured at fair value	0	0		1,291
Inventories	17	3		17
Prepayments, other receivables and other assets, net	116,992	17,242		105,724
Assets classified as held for sale	0	0		4,148
Total current assets	212,508	31,320		214,048
Non-current assets
Right-of-use assets, net	0	0		2,794
Financial assets measured at fair value, non-current	77,858	11,475		92,396
Investments accounted for using equity method	420	62		421
Property, plant and equipment, net	722	106		1,127
Intangible assets, net	1,220	180		1,592
Other non-current assets	0	0		194
Total non-current assets	80,220	11,823		98,524
Total assets	292,728	43,143		312,572
Current liabilities
Borrowings, current	519,069	76,501		501,763
Current lease liabilities	0	0		1,469
Trade payables	240,447	35,438		230,832
Income tax payables	796	117		796
Other payables and accruals	368,328	54,285		358,357
Financial liabilities at fair value through profit or loss	0	0		22,044
Liabilities relating to assets classified as held for sale	0	0		7,903
Total current liabilities	1,128,640	166,341		1,123,164
Non-current liabilities
Borrowings, non-current	54,427	8,022		80,961
Non-current lease liabilities	0	0		1,121
Total non-current liabilities	54,427	8,022		82,082
Total liabilities	1,183,067	174,363		1,205,246
EQUITY
Share capital	272	40		239
Subscription receivable	(161,141)	(23,749)		(138,363)
Treasury shares	(1)	0	[1]	(1)
Warrants outstanding	29,587	4,360		29,587
Additional paid-in capital	7,836,892	1,155,015		7,818,000
Other reserves	33,570	4,948		47,162
Accumulated losses	(8,674,499)	(1,278,463)		(8,690,607)
Non-controlling interests	44,981	6,629		41,309
Total equity	(890,339)	(131,220)		(892,674)
Total equity and liabilities	¥ 292,728	$ 43,143		¥ 312,572

[1]	Representing an amount with an absolute value of less than US$1,000 (including negative amounts).